NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of disaggregated revenue from contracts with customers (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues recognized	$ 868,153	$ 134,061	$ 1,005,528	$ 314,411	$ 376,665	$ 692,459
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenues recognized	866,353	134,061	1,003,728	303,635	365,889	669,537
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenues recognized	$ 1,800	$ 0	$ 1,800	$ 10,776	$ 10,776	$ 22,922